Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income before allocation to noncontrolling interests	[1],[2],[3],[4]	$ 11,188	$ 21,355	$ 7,246
Foreign currency translation adjustments, net	[2]	(799)	1,116	(815)
Reclassification adjustments	[2],[5]	(22)	162	0
Other comprehensive income (loss), foreign currency transaction and translation adjustment, before tax, total	[2]	(821)	1,278	(815)
Unrealized holding gains/(losses) on derivative financial instruments, net	[2]	220	(10)	(442)
Reclassification adjustments for (gains)/losses included in net income(b)	[2],[6]	27	(520)	452
Other comprehensive income (loss), derivatives qualifying as hedges, before tax, total	[2]	247	(530)	10
Unrealized holding gains/(losses) on available-for-sale securities, net	[2]	(185)	818	248
Reclassification adjustments for (gains)/losses included in net income	[2],[6]	124	(244)	(118)
Reclassification adjustments for unrealized gains included in Retained earnings	[2],[7]	(462)	0	0
Other comprehensive income (loss), available-for-sale securities adjustment, before tax, total	[2]	(522)	574	130
Benefit plans: actuarial losses, net	[2]	(649)	(212)	(1,888)
Reclassification adjustments related to amortization	[2]	242	588	558	[7]
Reclassification adjustments related to settlements, net	[2]	142	117	127	[7]
Other	[2]	112	(145)	195
Defined benefit Plan, amounts recognized in other comprehensive income (loss), net gain (loss), before tax, total	[2]	(153)	348	(1,009)
Benefit plans: prior service (costs)/credits and other, net	[2]	(9)	(2)	184
Reclassification adjustments related to amortization	[2]	(181)	(184)	(173)	[7]
Reclassification adjustments related to curtailments, net	[2]	(19)	(18)	(26)	[7]
Other	[2]	2	0	6
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost, before tax	[2]	(207)	(203)	(8)
Other comprehensive income/(loss), before tax	[2]	(1,457)	1,468	(1,692)
Tax provision/(benefit) on other comprehensive income/(loss)	[2],[8]	518	(262)	(174)
Other comprehensive income/(loss) before allocation to noncontrolling interests	[2],[4]	(1,975)	1,730	(1,518)
Comprehensive income before allocation to noncontrolling interests	[2]	9,214	23,085	5,728
Less: Comprehensive income attributable to noncontrolling interests	[2]	16	62	28
Comprehensive income attributable to Pfizer Inc.	[2]	$ 9,198	$ 23,023	$ 5,701

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	Amounts may not add due to rounding.
[5]	For the year ended December 31, 2017, the foreign currency translation adjustments reclassified into Other (income)/deductions—net in the consolidated statement of income primarily result from the sale of our 40% ownership investment in Teuto and the sale of our 49% equity share in Hisun Pfizer. See Note 2F. Acquisitions, Divestitures, Assets and Liabilities Held for Sale, Licensing Arrangements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Privately Held Investment: Equity-Method Investments.
[6]	Reclassified into Other (income)/deductions—net and Cost of sales in the consolidated statements of income. For additional information on amounts reclassified into Cost of sales, see Note 7F. Financial Instruments: Derivative Financial Instruments and Hedging Activities.
[7]	For additional information, see Note 1B. Basis of Presentation and Significant Accounting Policies: Adoption of New Accounting Standards in 2018.
[8]	See Note 5E. Tax Matters: Tax Provision/(Benefit) on Other Comprehensive Income/(Loss).